EXHIBIT 99.2

John Deere Owner Trust 2015-B
Statement to Certificateholders

$228,000,000 Class A-1 0.40000% Asset Backed Notes due September 15, 2016
$245,000,000 Class A-2 0.98% Asset Backed Notes due June 15, 2018
$203,000,000 Class A-3 1.44% Asset Backed Notes due October 15, 2019
$75,000,000 Class A-4 1.78% Asset Backed Notes due June 15, 2022
$19,260,178 Asset Backed Certificates

Payment Date:			15-Mar-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$23,787,275.11
		per $1,000 original principal amount:	$104.33

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$23,787,275.11

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$23,575.96
		per $1,000 original principal amount:	$0.10

		(ii) Class A-2 Notes:	$200,083.33
		per $1,000 original principal amount:	$0.82

		(iii) Class A-3 Notes:	$243,600.00
		per $1,000 original principal amount:	$1.20

		(iv) Class A-4 Notes:	$111,250.00
		per $1,000 original principal amount:	$1.48

		(v) Total:	$578,509.29

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$602,927,481.94

	(b)	Note Value at end of related Collection Period:	$594,252,765.46

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$51,992,587.14
		(ii) A-1 Note Pool Factor:	0.2280377

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$245,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$203,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$19,260,178.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$522,907.41
		(i)	per $1,000 original principal amount:	$0.67
	(b)	Amount of Servicing Fee earned:		$522,907.41
	(c)	Amount of Servicing Fee paid:		$522,907.41
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$7,702,602.00
	(ii)	Specified Reserve Account Balance:		$7,702,602.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$7,381,512.01
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.22%

(11)	(i)	Aggregate amount of net losses for the collection period:		$139,364.61
	(ii)	Cumulative amount of net losses:		$310,128.50
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.04%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,860,954.21
		(ii)	% of Pool Balance:	0.30%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%